Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	¥ 3,152	¥ 2,901	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,188	2,937
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (36)	¥ (36)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).